Supplement dated May 1, 2001 to the Statement of Additional Information -Part II
    dated May 1, 2001 for CDC Nvest Funds Trust I, CDC Nvest Funds Trust II,
           CDC Nvest Funds Trust III and CDC Nvest Companies Trust I


The following information supplements the section in the Trusts' Statement of Additional Information captioned "Distribution Agreements and Rule 12b-1 Plans":

For the period from May 1, 2001 through July 15, 2001, the Distributor may reallow to participating investment dealers 100% of the commissionable sales charge on sales of each of CDC Nvest Select Fund and CDC Nvest Mid Cap Growth Fund's Class A shares. During this period, the Distributor may pay participating investment dealers an additional commission of 0.50% on sales of such Funds' Class B shares and on sales of $1,000,000 or more of such Funds' Class A shares, and an additional 0.25% on sales of such Funds' Class C shares.

For the purpose of the foregoing, "sales" do not include exchanges made at net asset value from another CDC Nvest Fund.




                                                                      SP130-0501

                   CDC NVEST SHORT TERM CORPORATE INCOME FUND
                           CDC NVEST BOND INCOME FUND
                  CDC NVEST LIMITED TERM U.S. GOVERNMENT FUND
                      CDC NVEST GOVERNMENT SECURITIES FUND
                        CDC NVEST MUNICIPAL INCOME FUND
                  CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND


Supplement dated May 1, 2001 to CDC Nvest Income Funds Classes A, B, C and Y Prospectuses, CDC Nvest Tax Free Income Funds Classes A and B Prospectus, CDC Nvest Income Funds SAI Part I and CDC Nvest Tax Free Income Funds SAI Part I each dated May 1, 2001

Back Bay Advisors, L.P. ("Back Bay") recently announced that it will cease operations by the end of June 2001. Certain key investment personnel will transition to Loomis, Sayles & Company, L.P. ("Loomis Sayles"). Accordingly, in May 2001, the Board of Trustees (the "Board") of CDC Nvest Funds Trust I and CDC Nvest Funds Trust II (the "Trusts") is expected to approve Loomis Sayles as the new subadviser for CDC Nvest Short Term Corporate Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Limited Term U.S. Government Fund, CDC Nvest Government Securities Fund, CDC Nvest Municipal Income Fund and CDC Nvest Massachusetts Tax Free Income Fund (the "Funds") that are currently managed by Back Bay. An interim subadvisory agreement (the "Interim Agreement") and a new subadvisory agreement (the "New Subadvisory Agreement") among each Fund, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Asset Management Advisers"), the Fund's adviser, and Loomis Sayles is also expected to be approved by the Board. Upon Board approval, each Fund's Interim Agreement will be effective as of the transition and will continue in effect for 150 days or, if earlier, until shareholders of each Fund approve a New Subadvisory Agreement. Under the Interim Agreement for each Fund, Loomis Sayles is responsible for the day-to-day management of the Fund's investment operations subject to oversight by CDC IXIS Asset Management Advisers.

Subject to Board approval, notice of a special shareholder meeting and a proxy statement will be sent to shareholders of each Fund in August 2001 and the special shareholder meeting will be held in September 2001. The purposes of this meeting will be to vote on the approval of the New Subadvisory Agreement for each Fund and to approve changes to certain fundamental investment policies of the Funds. The New Subadvisory Agreement for each Fund will replace a Fund's Interim Agreement, effective upon the approval by that Fund's shareholders. In the event that a Fund's shareholders do not approve the New Subadvisory Agreement at the special shareholder meeting, shareholders will be notified and the Board will consider alternative arrangements for the management of that Fund's investment portfolio.

The annual subadvisory fee rates payable to Loomis Sayles under the Interim Agreement and the New Subadvisory Agreement for each Fund are identical to those previously paid to Back Bay to manage that same Fund.

Prospectus and SAI Changes
--------------------------
Until the effectiveness of the Interim Agreements, which is expected in June, 2001, Back Bay serves as subadviser to the Funds.

Back Bay Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser to Short Term Corporate Income Fund, Bond Income Fund, Limited Term U.S. Government Fund, Government Securities Fund, Municipal Income Fund and Massachusetts Tax Free Income Fund. Back Bay Advisors is a subsidiary of CDC IXIS Asset Management North America, L.P. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $5.4 billion in assets as of December 31, 2000 for mutual funds and other institutional investors.

Prospectus Changes
------------------
In managing the Funds, Back Bay employs the same investment strategies with the same related risks as those employed by Loomis Sayles.


Until the effectiveness of the Interim Agreements Back Bay's portfolio managers for the Funds are as follows:

FUND                                                                                    PORTFOLIO MANAGER(S)
-------------------------------------------------------------------------------------------------------------
CDC Nvest Short Term Corporate Income Fund                                              J. Scott Nicholson
                                                                                        Richard Raczkowski
CDC Nvest Bond Income Fund                                                              Peter Palfrey
                                                                                        Richard Raczkowski
CDC Nvest Government Securities Fund and                                                James Welch
CDC Nvest Limited Term U.S. Government Fund                                             J. Scott Nicholson
CDC Nvest Municipal Income Fund and                                                     James Welch
CDC Nvest Massachusetts Tax Free Income Fund                                            John Maloney

                             Please see reverse side

J. SCOTT NICHOLSON
Scott Nicholson has been the lead portfolio manager of Short Term Corporate Income Fund since October 1991, including when it was known as Adjustable Rate U.S. Government Fund. He has also served as co-manager of Limited Term U.S. Government Fund and Government Securities Fund since May 2000. Mr. Nicholson, Senior Vice President of Back Bay Advisors, joined the company in 1986. He received his B.S. from Davidson College and his M.B.A. from Babson College and has over 23 years of investment experience.

RICHARD G. RACZKOWSKI
Richard Raczkowski has served as a portfolio manager of Bond Income Fund and Short Term Corporate Income Fund since May 1999. Mr. Raczkowski, Vice President of Back Bay Advisors, joined the company in 1998. Previously, he was senior consultant at Hagler Bailly Consulting from mid 1996 until December 1997. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 16 years of investment experience.

PETER W. PALFREY
Peter Palfrey has served the Bond Income Fund as co-manager from May 1999 until September 1999 and then as lead manager thereafter. Mr. Palfrey, Senior Vice President of Back Bay Advisors, joined the company in 1993. He is also a Chartered Financial Analyst. Mr. Palfrey received his B.A. from Colgate University and has over 18 years of investment experience.

JAMES S. WELCH
James Welch has served as lead manager of Limited Term U.S. Government Fund and Government Securities Fund since May 2000. He has also served as lead manager of Municipal Income Fund from January 1998 until May 2000 and Massachusetts Tax Free Income Fund from May 1995 until August 2000, and then as co-manager thereafter. Mr. Welch, Senior Vice President of Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has over 11 years of investment experience.

JOHN MALONEY
John Maloney has served as co-portfolio manager of Massachusetts Tax Free Income Fund since August 2000. He has also served as co-manager to Municipal Income Fund since May 2000. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has over 18 years of investment experience.


                                                                      SP133-0501